Investments accounted for using the equity method - Summary of Investments in Associates and Joint Ventures (Details) - EUR (€) € / shares in Units, € in Millions	8 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Investments in subsidiaries, joint ventures and associates	€ 677	€ 424	€ 250
EUROAPI
Disclosure of transactions between related parties [line items]
Stock price		€ 5.73
Infraserv GmbH & Co. Höchst KG
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture (in percent)		31.20%
Investments in joint ventures	97	€ 90	80
MSP Vaccine Company (formerly MCM company)
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture (in percent)		50.00%
Investments in joint ventures	104	€ 96	88
Other investments
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture (in percent)		0.00%
Investments in joint ventures	€ 84	€ 76	82
EUROAPI
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate (in percent)	30.10%	29.80%
Investments in joint ventures	€ 392	€ 162	€ 0
Impairment loss recognised in profit or loss		€ 231
MCM Vaccine BV | MSP Vaccine Company (formerly MCM company)
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture (in percent)		100.00%